Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule Of Other Current Liabilities Abstract
Employees and related expenses	$ 924,653	$ 668,479
Provision for warranty	15,000	15,000
Expenses to pay	87,658	131,924
Current maturities of operating leases	209,560	203,096
Government authorities	63,874	63,818
Other Liabilities, Current	$ 1,300,745	$ 1,082,317